Equity - Direct offerings and Private placements (Details)										12 Months Ended
	Dec. 29, 2023 USD ($) shares	Dec. 07, 2023 USD ($)	May 23, 2023 $ / shares shares	Oct. 21, 2022 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) item $ / shares shares	Jun. 29, 2022 shares	Jun. 03, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Nov. 09, 2023 USD ($) $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares	Jun. 09, 2022 $ / shares	Apr. 27, 2022 $ / shares	Jun. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock
Number of shares issued during the period | shares					8,685,574
Ordinary shares, par value (in dollars per share)			$ 0.3							$ 0.3	$ 0.3						$ 0.01
Exercise price of warrants										$ 7.22	$ 7.55	$ 29.91						$ 90
Warrants expiration term										3 years 21 days	3 years 10 months 20 days	4 years 9 months 3 days						2 years 10 months 9 days
Number of units of cryptocurrency mining equipment purchased | item					622
Reverse share split			0.03
Purchase price | $					$ 3,110,000
Share price					$ 0.36
Aggregate principal amount | $										$ 7,780,000	$ 1,800,000
Fair value adjustments of warrants | $										$ 1,928,681
Threshold period from purchase agreement to deliver miners to hosting facility					15 days
Number of warrants | shares										5,498,493	5,777,774	1,254,441						156
Jiaming Li
Subsidiary, Sale of Stock
Total consideration | $										$ 12,604	$ 20,181	$ 405,296
Share price										$ 1.595					$ 0.1703	$ 0.855
Lucas Wang
Subsidiary, Sale of Stock
Total consideration | $										$ 16,802	$ 26,909	$ 540,379
Share price										$ 1.595					0.1703	0.855
October 2022 Investors Warrants
Subsidiary, Sale of Stock
Exercise price of warrants			$ 1.3552	$ 1.2
Reverse share split			0.03
Number of lowest trading days				5 days
Number of consecutive trading day period				20 days
Denominator used for calculation | $				$ 5
Number of warrants | shares			4,523,333
After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period | shares					289,520
Share price					$ 107.42
After reverse share split | Jiaming Li
Subsidiary, Sale of Stock
Share price															5.108	25.65
After reverse share split | Lucas Wang
Subsidiary, Sale of Stock
Share price															$ 5.109	$ 25.65
Convertible Debenture
Subsidiary, Sale of Stock
Aggregate principal amount | $				$ 2,100,000
Interest rate (as a percent)				116.00%
Purchase price of warrants | $				$ 1,974,000
Convertible Debenture | October 2022 Investors Warrants
Subsidiary, Sale of Stock
Fair value adjustments of warrants | $				$ 1,974,000
Convertible Debenture | Common Stock [Member]
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares				5,925,599
Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares	1,070,719
Aggregate principal amount | $	$ 6,740,000	$ 6,740,000
Purchase price of warrants | $	6,127,334	$ 6,127,334
Fair value adjustments of warrants | $	$ 4,399,645
Number of share warrants to be issued		60.00%
Maximum | Convertible Debenture
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares				5,108,275
Maximum | Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Principal amount | $		$ 18,000,000
Private placement
Subsidiary, Sale of Stock
Number of shares issued during the period | shares									17,175,412
Purchase price for each share and corresponding Warrant									$ 0.01
Over-Allotment Option
Subsidiary, Sale of Stock
Number of shares issued during the period | shares						1,470,588
Gross proceeds from issuance | $							$ 5,750,000
Over-Allotment Option | Underwriting Agreements
Subsidiary, Sale of Stock
Number of shares issued during the period | shares							1,470,588
Offering
Subsidiary, Sale of Stock
Gross proceeds from issuance | $							$ 5,000,000
Offering | Underwriting Agreements
Subsidiary, Sale of Stock
Purchase price for each share and corresponding Warrant							$ 0.51
Securities purchase agreement
Subsidiary, Sale of Stock
Number of shares issued during the period | shares								18,124,400
Purchase price for each share and corresponding Warrant								$ 0.89	$ 0.96				$ 1.42	$ 1.42
Ordinary shares, par value (in dollars per share)								$ 0.01
Warrants to purchase ordinary shares | shares								18,124,400	17,175,412
Gross proceeds from issuance | $								$ 16,130,716	$ 16,488,396
Warrants exercisable term								60 days	60 days
Exercise price of warrants								$ 1.008	$ 1.008
Warrants as percentage of purchase price									105.00%
Warrants expiration term								5 years	5 years
Sales of ordinary shares of investors | shares													2,812,833	2,812,833
Gross proceeds | $													$ 3,994,222	$ 3,994,222
Securities purchase agreement | Placement agent warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares								906,220	858,770
Warrants exercisable term								6 months	6 months
Exercise price of warrants								$ 0.89	$ 0.96
Warrants expiration term								5 years	5 years
Warrants issued as a percentage of aggregate number of shares sold to the Purchasers								5.00%	5.00%
Exercise price of warrants as a percentage of Share offering price								100.00%	100.00%
Securities purchase agreement | After reverse share split
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares								604,147	572,514
Exercise price of warrants								$ 30.24	$ 30.24
Securities purchase agreement | After reverse share split | Placement agent warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares | shares								30,207	28,626
Exercise price of warrants								$ 26.7	$ 28.8
Underwriting Agreement
Subsidiary, Sale of Stock
Number of shares issued during the period | shares							9,803,922
Purchase price for each share and corresponding Warrant							$ 0.51
Ordinary shares, par value (in dollars per share)							$ 0.01
Warrants to purchase ordinary shares | shares							490,196
Warrants as percentage of purchase price							5.00%
Percentage of number of shares sold in the Offering							15.00%
Out-of-pocket accountable expenses | $							$ 75,000
Non-accountable expense as percent of the gross proceeds							1.00%
Percentage of warrants as percentage of ordinary shares							6.50%
Aggregate purchase price of warrant							$ 100
Net proceeds from issuance receivables | $							$ 686,750
Underwriting Agreement | if Underwriter Exercises the Overallotment Option in Full
Subsidiary, Sale of Stock
Number of shares issued during the period | shares							563,726
Underwriting Agreement | After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period | shares							18,791
Purchase price for each share and corresponding Warrant							$ 15.3